Fair Value	6 Months Ended
Jun. 30, 2017
Fair Value [Abstract]
Fair Value

2. FAIR VALUE

The Fair Value Measurements and Disclosures topic of the Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments – The Trust’s cash instruments are generally classified within Level 1 of the fair value hierarchy, because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The Managing Owner, does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts – Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price, plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Trust may be in between these periods. The Managing Owner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month

Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Trust is an investment company following the accounting and reporting guidance put forth in Accounting Standard Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.

During the three and six months ended June 30, 2017 and 2016, there were no transfers of assets or liabilities between Level 1 and Level 2. The following tables represent the Trust’s investments by hierarchical level as of June 30, 2017 and December 31, 2016 in valuing the Trust’s investments at fair value. At June 30, 2017 and December 31, 2016, the Trust held no assets or liabilities classified in Level 3.

Financial Assets and Liabilities at Fair Value as of June 30, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$201,076,520	$-	$201,076,520
Short-term money market fund*	17,067,053	-	17,067,053
Exchange-traded futures contracts
Energies	(1,321,328)	-	(1,321,328)
Grains	(707,267)	-	(707,267)
Interest rates	(5,574,794)	-	(5,574,794)
Livestock	(38,220)	-	(38,220)
Metals	(145,179)	-	(145,179)
Softs	173,328	-	173,328
Stock indices	(2,457,463)	-	(2,457,463)

Total exchange-traded futures contracts	(10,070,923)	-	(10,070,923)

Over-the-counter forward currency contracts	-	(1,397,800)	(1,397,800)

Total futures and forward currency contracts (2)	(10,070,923)	(1,397,800)	(11,468,723)

Total financial assets at fair value	$208,072,650	$(1,397,800)	$206,674,850

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$35,416,755
Investments in U.S. Treasury notes held in custody			165,659,765
Total investments in U.S. Treasury notes			$201,076,520

(2)
Net unrealized appreciation on open futures and forward currency contracts			$-
Net unrealized depreciation on open futures and forward currency contracts			(11,468,723)
Total net unrealized appreciation on open futures and forward currency contracts			$(11,468,723)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$201,393,964	$-	$201,393,964
Short-term money market fund*	18,621,676	-	18,621,676
Exchange-traded futures contracts
Energies	(30,169)	-	(30,169)
Grains	28,884	-	28,884
Interest rates	2,204,441	-	2,204,441
Livestock	(790)	-	(790)
Metals	347,170	-	347,170
Softs	(16,816)	-	(16,816)
Stock indices	870,711	-	870,711

Total exchange-traded futures contracts	3,403,431	-	3,403,431

Over-the-counter forward currency contracts	-	1,661,635	1,661,635

Total futures and forward currency contracts (2)	3,403,431	1,661,635	5,065,066

Total financial assets at fair value	$223,419,071	$1,661,635	$225,080,706

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$26,059,657
Investments in U.S. Treasury notes held in custody			175,334,307
Total investments in U.S. Treasury notes			$201,393,964

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,065,066
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$5,065,066

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.